SUBSEQUENT EVENTS - Derivative Instruments and Notes Payable (Details) $ in Thousands	2 Months Ended	6 Months Ended	12 Months Ended
	Aug. 16, 2021 USD ($) swap_agreement	Jun. 30, 2021 USD ($) swap_agreement	Dec. 31, 2020 USD ($) swap_agreement	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Outstanding debt | $		$ 2,544,690	$ 2,149,976	$ 1,611,261
Subsequent event
Subsequent Event [Line Items]
Repayment of mortgage notes payable | $	$ 21,500
Subsequent event | Credit and Security Agreement
Subsequent Event [Line Items]
Outstanding debt | $	$ 220,000
Interest Rate Swap
Subsequent Event [Line Items]
Number of interest rate terminated | swap_agreement		2	1
Interest Rate Swap | Subsequent event
Subsequent Event [Line Items]
Number of interest rate derivatives matured | swap_agreement	1
Number of interest rate terminated | swap_agreement	2